Cover	12 Months Ended
Oct. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Oct. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--10-31
Entity File Number	1-14446
Entity Registrant Name	TORONTO DOMINION BANK
Entity Central Index Key	0000947263
Entity Tax Identification Number	13-5640479
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	c/o General Counsel’s Office
Entity Address, Address Line Two	P.O. Box 1
Entity Address, Address Line Three	Toronto-Dominion Centre
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5K 1A2
City Area Code	416
Local Phone Number	308-6963
Title of 12(b) Security	Common Shares
Trading Symbol	TD
Security Exchange Name	NYSE
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	1,823,932,636
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	31 West 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019-6101
City Area Code	212
Local Phone Number	827-7000
Contact Personnel Name	Glenn Gibson